Asset Retirement Obligation - Narrative (Details) - Asset retirement obligation [member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contingent liabilities [line items]
Provisions	$ 12,332	$ 12,099	$ 0
Undiscounted balance of asset retirement obligation	$ 19,600	$ 19,000
Per annum inflation rate used to determine the cash flow estimate	2.00%
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Discount rate used in the assessment of the time value of money	1.68%
Top of range [member]
Disclosure of contingent liabilities [line items]
Discount rate used in the assessment of the time value of money	2.26%